Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Stringer Tactical Adaptive Risk Fund (Class A)
Shareholder Report [Line Items]
Fund Name	Stringer Tactical Adaptive Risk Fund
Class Name	Class A
Trading Symbol	SRGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the Stringer Tactical Adaptive Risk Fund (the “Fund”), formerly, the Stringer Growth Fund, for the six months ended August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.stringeramfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://www.stringeramfunds.com/
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)
Costs of a $10,000 investment		Costs paid as a percentage of a $10,000 investment
Class A shares	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Average Annual Return [Table Text Block]

How has the Fund performed?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Stringer Tactical Adaptive Risk Fund Class A shares without sales charge	14.44%	7.33%	5.77%
Stringer Tactical Adaptive Risk Fund Class A shares with sales charge	8.14%	6.13%	5.17%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend	17.79%	8.47%	6.73%
MSCI ACWI Net Total Return USD Index	23.44%	12.13%	8.77%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Material Change Date	Jun. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 23,430,595
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	70.40%
Additional Fund Statistics [Text Block]
What are some Fund statistics?

Fund Statistics
Total Net Assets	$23,430,595	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	46	Portfolio Turnover Rate	70.40%

Holdings [Text Block]

Sector Allocation (as a % of Portfolio)

Equity Funds	57.04%	Energy	0.56%
Debt Funds	28.24%	Industrials	0.55%
Financials	9.18%	Healthcare	0.37%
Cash and Cash Equivalents	2.34%	Real Estate	0.27%
Consumer Discretionary	0.65%	Materials	0.10%
Consumer Staples	0.63%	Communication Services	0.07%

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc.	8.59%	iShares MSCI Intl Quality Factor ETF	5.30%
iShares MSCI USA Quality Factor ETF	8.15%	JPMorgan Equity Premium Income ETF	5.17%
SPDR Bloomberg 3-12 Month T-Bill ETF	7.67%	SPDR MSCI USA Strategic Factors ETF	5.06%
SPDR Doubleline Total Return Tactical ETF	6.05%	JPMorgan Hedged Equity Laddered Overlay ETF	4.98%
SPDR Portfolio Aggregate Bond ETF	6.04%	Invesco BulletShares 2030 Corporate Bond ETF	4.47%

Material Fund Change [Text Block]

How has the Fund changed?

Upon the recommendation of Stringer Asset Management, LLC, the Fund’s adviser, effective June 1, 2024, the Fund’s Board of Trustees approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund”.

Material Fund Change Name [Text Block]	Upon the recommendation of Stringer Asset Management, LLC, the Fund’s adviser, effective June 1, 2024, the Fund’s Board of Trustees approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund”.
Stringer Tactical Adaptive Risk Fund (Class C)
Shareholder Report [Line Items]
Fund Name	Stringer Tactical Adaptive Risk Fund
Class Name	Class C
Trading Symbol	SRGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the Stringer Tactical Adaptive Risk Fund (the “Fund”), formerly, the Stringer Growth Fund, for the six months ended August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.stringeramfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://www.stringeramfunds.com/
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)
Costs of a $10,000 investment		Costs paid as a percentage of a $10,000 investment
Class C shares	$106	2.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.05%
Performance Past Does Not Indicate Future [Text]	The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Average Annual Return [Table Text Block]

How has the Fund performed?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Stringer Tactical Adaptive Risk Fund Class C without CDSC (a)	13.57%	6.53%	4.99%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend	17.79%	8.47%	6.73%
MSCI ACWI Net Total Return USD Index	23.44%	12.13%	8.77%

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed in the event of certain Class C redemption transactions made within one year from the date of purchase.

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Material Change Date	Jun. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 23,430,595
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	70.40%
Additional Fund Statistics [Text Block]
What are some Fund statistics?

Fund Statistics
Total Net Assets	$23,430,595	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	46	Portfolio Turnover Rate	70.40%

Holdings [Text Block]

Sector Allocation (as a % of Portfolio)

Equity Funds	57.04%	Energy	0.56%
Debt Funds	28.24%	Industrials	0.55%
Financials	9.18%	Healthcare	0.37%
Cash and Cash Equivalents	2.34%	Real Estate	0.27%
Consumer Discretionary	0.65%	Materials	0.10%
Consumer Staples	0.63%	Communication Services	0.07%

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc.	8.59%	iShares MSCI International Quality Factor ETF	5.30%
iShares MSCI USA Quality Factor ETF	8.15%	JPMorgan Equity Premium Income ETF	5.17%
SPDR Bloomberg 3-12 Month T-Bill ETF	7.67%	SPDR MSCI USA Strategic Factors ETF	5.06%
SPDR Doubleline Total Return Tactical ETF	6.05%	JPMorgan Hedged Equity Laddered Overlay ETF	4.98%
SPDR Portfolio Aggregate Bond ETF	6.04%	Invesco BulletShares 2030 Corporate Bond ETF	4.47%

Material Fund Change [Text Block]

How has the Fund changed?

Upon the recommendation of Stringer Asset Management, LLC, the Fund’s adviser, effective June 1, 2024, the Fund’s Board of Trustees approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund”.

Material Fund Change Name [Text Block]	Upon the recommendation of Stringer Asset Management, LLC, the Fund’s adviser, effective June 1, 2024, the Fund’s Board of Trustees approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund”.
Stringer Tactical Adaptive Risk Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Stringer Tactical Adaptive Risk Fund
Class Name	Institutional Class
Trading Symbol	SRGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the Stringer Tactical Adaptive Risk Fund (the “Fund”), formerly, the Stringer Growth Fund, for the six months ended August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.stringeramfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://www.stringeramfunds.com/
Expenses [Text Block]

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Average Annual Return [Table Text Block]

How has the Fund performed?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Stringer Tactical Adaptive Risk Fund Institutional Class	14.86%	7.63%	6.05%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend	17.79%	8.47%	6.73%
MSCI ACWI Net Total Return USD Index	23.44%	12.13%	8.77%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Material Change Date	Jun. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 23,430,595
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	70.40%
Additional Fund Statistics [Text Block]
What are some Fund statistics?

Fund Statistics
Total Net Assets	$23,430,595	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	46	Portfolio Turnover Rate	70.40%

Holdings [Text Block]

Sector Allocation (as a % of Portfolio)

Equity Funds	57.04%	Energy	0.56%
Debt Funds	28.24%	Industrials	0.55%
Financials	9.18%	Healthcare Services	0.37%
Cash and Cash Equivalents	2.34%	Real Estate	0.27%
Consumer Discretionary	0.65%	Materials	0.10%
Consumer Staples	0.63%	Communication Services	0.07%

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc.	8.59%	iShares MSCI International Quality Factor ETF	5.30%
iShares MSCI USA Quality Factor ETF	8.15%	JPMorgan Equity Premium Income ETF	5.17%
SPDR Bloomberg 3-12 Month T-Bill ETF	7.67%	SPDR MSCI USA Strategic Factors ETF	5.06%
SPDR Doubleline Total Return Tactical ETF	6.05%	JPMorgan Hedged Equity Laddered Overlay ETF	4.98%
SPDR Portfolio Aggregate Bond ETF	6.04%	Invesco BulletShares 2030 Corporate Bond ETF	4.47%

Material Fund Change [Text Block]

How has the Fund changed?

Upon the recommendation of Stringer Asset Management, LLC, the Fund’s Adviser, effective June 1, 2024, the Fund’s Board of Trustees approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund”.

Material Fund Change Name [Text Block]	Upon the recommendation of Stringer Asset Management, LLC, the Fund’s Adviser, effective June 1, 2024, the Fund’s Board of Trustees approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund”.